Prepayments and Other Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepayments and Other Receivables [Abstract]
Lease prepayments, current portion	¥ 524	$ 81	¥ 524
Other receivables	880	135	5,965
Total prepayments and other receivables	¥ 1,404	$ 216	¥ 6,489